FIXED ASSETS	6 Months Ended
Jun. 30, 2025
FIXED ASSETS
FIXED ASSETS

NOTE 6 – FIXED ASSETS

Property and equipment as of June 30, 2025 and December 31, 2024 were as follows:

	June 30,	December 31,
	2025	2024

Production equipment	$32,020	$-
Office equipment	21,070
Vehicle	24,710	-

Total property and equipment	77,800	-
Less: accumulated depreciation	(16,600)	-

Property and equipment, net	$61,200	$-

Depreciation expense was $16,600 and $-0-, during the three months ended June 30, 2025 and 2024, respectively, and $16,600 and $-0- during the six months ended June 30, 2025 and 2024, respectively.